Revenues - Additional Information (Details) - ASC 606 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Direct Advertising Expenses (Exclusive of Depreciation and Amortization) [Member]
Capitalized Contract Cost [Line Items]
Contract cost expense net	$ 15,734
Other Current Assets [Member]
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net current	$ 24,920